ACCOUNTS PAYABLE (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts payable
Payables for purchase of property and equipment	¥ 163,190,564		¥ 777,961,654
Others	16,687,283		7,936,959
Total	¥ 179,877,847	$ 25,907,799	¥ 785,898,613